UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

September 30, 2012

1.808771.108

TRE-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	16,300	$ 477
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	182,900	6,456
Chipotle Mexican Grill, Inc. (a)	5,175	1,643
Las Vegas Sands Corp.	106,406	4,934
McDonald's Corp.	92,879	8,522
Starbucks Corp.	176,275	8,946
		30,501
Household Durables - 0.9%
Toll Brothers, Inc. (a)	148,843	4,946
Whirlpool Corp.	70,700	5,862
		10,808
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	71,552	18,197
Priceline.com, Inc. (a)	11,850	7,332
		25,529
Media - 2.8%
Comcast Corp. Class A	585,786	20,954
Discovery Communications, Inc. (a)	99,400	5,927
Time Warner, Inc.	131,804	5,975
		32,856
Specialty Retail - 5.3%
American Eagle Outfitters, Inc.	64,500	1,360
Ascena Retail Group, Inc. (a)	152,925	3,280
AutoZone, Inc. (a)	8,524	3,151
Dick's Sporting Goods, Inc.	115,700	5,999
DSW, Inc. Class A	102,812	6,860
GNC Holdings, Inc.	140,383	5,471
Home Depot, Inc.	365,122	22,042
Limited Brands, Inc.	103,566	5,102
Lowe's Companies, Inc.	188,502	5,700
TJX Companies, Inc.	50,385	2,257
		61,222
Textiles, Apparel & Luxury Goods - 2.3%
lululemon athletica, Inc. (a)	88,857	6,570
Michael Kors Holdings Ltd.	150,200	7,988
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	73,100	$ 6,851
Under Armour, Inc. Class A (sub. vtg.) (a)	97,400	5,438
		26,847
TOTAL CONSUMER DISCRETIONARY		188,240
CONSUMER STAPLES - 10.9%
Beverages - 3.8%
Anheuser-Busch InBev SA NV	33,600	2,874
Constellation Brands, Inc. Class A (sub. vtg.) (a)	234,405	7,583
Dr Pepper Snapple Group, Inc.	152,748	6,802
Monster Beverage Corp. (a)	52,700	2,854
PepsiCo, Inc.	83,671	5,921
The Coca-Cola Co.	484,000	18,358
		44,392
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	215,920	10,455
Wal-Mart Stores, Inc.	273,724	20,201
		30,656
Food Products - 0.5%
Kraft Foods, Inc. Class A	128,533	5,315
Household Products - 2.0%
Colgate-Palmolive Co.	88,517	9,491
Kimberly-Clark Corp.	98,563	8,455
Procter & Gamble Co.	76,500	5,306
		23,252
Tobacco - 2.0%
Altria Group, Inc.	455,334	15,204
Lorillard, Inc.	65,731	7,654
		22,858
TOTAL CONSUMER STAPLES		126,473
ENERGY - 5.0%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	98,630	5,530
Halliburton Co.	158,014	5,323
McDermott International, Inc. (a)	91,600	1,119
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	99,587	$ 7,978
Schlumberger Ltd.	121,750	8,806
		28,756
Oil, Gas & Consumable Fuels - 2.5%
Marathon Petroleum Corp.	105,040	5,734
Noble Energy, Inc.	42,500	3,940
Phillips 66	82,301	3,816
Pioneer Natural Resources Co.	27,200	2,840
The Williams Companies, Inc.	360,990	12,624
		28,954
TOTAL ENERGY		57,710
FINANCIALS - 5.1%
Commercial Banks - 2.0%
City National Corp.	81,249	4,185
M&T Bank Corp.	16,690	1,588
SunTrust Banks, Inc.	193,205	5,462
U.S. Bancorp	150,200	5,152
Wells Fargo & Co.	195,464	6,749
		23,136
Consumer Finance - 0.7%
Capital One Financial Corp.	70,688	4,030
SLM Corp.	247,786	3,895
		7,925
Diversified Financial Services - 0.5%
Citigroup, Inc.	167,329	5,475
Real Estate Investment Trusts - 1.6%
American Tower Corp.	112,686	8,045
CBL & Associates Properties, Inc.	187,038	3,991
Digital Realty Trust, Inc. (d)	57,806	4,038
Sovran Self Storage, Inc.	52,440	3,034
		19,108
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	212,874	3,919
TOTAL FINANCIALS		59,563
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.5%
Biotechnology - 5.3%
Achillion Pharmaceuticals, Inc. (a)	223,000	$ 2,321
ADVENTRX Pharmaceuticals, Inc. (a)	684,564	493
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	271,977	22
Alkermes PLC (a)	46,900	973
Amgen, Inc.	209,100	17,631
ARIAD Pharmaceuticals, Inc. (a)	70,320	1,704
Biogen Idec, Inc. (a)	54,500	8,133
BioMarin Pharmaceutical, Inc. (a)	113,200	4,559
Dynavax Technologies Corp. (a)	470,500	2,240
Gilead Sciences, Inc. (a)	239,219	15,867
Theravance, Inc. (a)	120,936	3,133
Vertex Pharmaceuticals, Inc. (a)	71,898	4,023
		61,099
Health Care Equipment & Supplies - 0.9%
C.R. Bard, Inc.	36,875	3,859
The Cooper Companies, Inc.	71,679	6,771
		10,630
Health Care Providers & Services - 3.5%
Brookdale Senior Living, Inc. (a)	397,983	9,241
Catamaran Corp. (a)	41,038	4,022
Express Scripts Holding Co. (a)	175,880	11,022
Laboratory Corp. of America Holdings (a)	131,849	12,192
Qualicorp SA (a)	481,400	4,702
		41,179
Pharmaceuticals - 2.8%
Eli Lilly & Co.	108,432	5,141
GlaxoSmithKline PLC sponsored ADR	59,200	2,737
Johnson & Johnson	29,925	2,062
Merck & Co., Inc.	174,098	7,852
Sanofi SA sponsored ADR	65,878	2,837
Valeant Pharmaceuticals International, Inc. (Canada) (a)	60,400	3,334
ViroPharma, Inc. (a)	38,200	1,154
Watson Pharmaceuticals, Inc. (a)	85,178	7,254
		32,371
TOTAL HEALTH CARE		145,279
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.1%
Raytheon Co.	37,300	$ 2,132
Textron, Inc.	290,750	7,609
United Technologies Corp.	182,099	14,257
		23,998
Construction & Engineering - 1.7%
Fluor Corp.	120,104	6,759
Foster Wheeler AG (a)	166,649	3,993
Quanta Services, Inc. (a)	357,540	8,831
		19,583
Electrical Equipment - 0.5%
Regal-Beloit Corp.	81,300	5,730
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	104,664	5,434
Danaher Corp.	75,566	4,167
		9,601
Machinery - 1.8%
Caterpillar, Inc.	26,462	2,277
Cummins, Inc.	62,000	5,717
Dover Corp.	59,395	3,533
Ingersoll-Rand PLC	126,250	5,659
Snap-On, Inc.	43,151	3,101
		20,287
Marine - 0.2%
Kirby Corp. (a)	39,569	2,187
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	112,385	3,369
Randstad Holding NV	69,300	2,303
		5,672
Road & Rail - 1.2%
Union Pacific Corp.	121,100	14,375
Trading Companies & Distributors - 0.4%
Watsco, Inc.	65,952	4,999
TOTAL INDUSTRIALS		106,432
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.7%
Acme Packet, Inc. (a)	18,200	311
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	187,447	$ 9,475
QUALCOMM, Inc.	338,910	21,178
		30,964
Computers & Peripherals - 9.5%
Apple, Inc.	163,287	108,955
Fusion-io, Inc. (a)	27,000	817
		109,772
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	133,076	4,526
Internet Software & Services - 5.4%
Active Network, Inc. (a)	264,953	3,320
Demandware, Inc.	6,000	191
eBay, Inc. (a)	258,500	12,514
Facebook, Inc.:
Class A	194,716	4,216
Class B (a)(e)	49,257	960
Google, Inc. Class A (a)	54,285	40,958
		62,159
IT Services - 5.7%
Accenture PLC Class A	197,366	13,822
Cognizant Technology Solutions Corp. Class A (a)	23,038	1,611
IBM Corp.	75,284	15,618
MasterCard, Inc. Class A	26,267	11,859
Total System Services, Inc.	170,004	4,029
Visa, Inc. Class A	145,100	19,484
		66,423
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV (Netherlands)	109,900	5,878
Avago Technologies Ltd.	163,100	5,686
Broadcom Corp. Class A	244,177	8,444
NXP Semiconductors NV (a)	182,116	4,555
		24,563
Software - 7.5%
Allot Communications Ltd. (a)	87,800	2,328
Aspen Technology, Inc. (a)	112,000	2,895
Citrix Systems, Inc. (a)	63,814	4,886
Microsoft Corp.	938,381	27,945
Nuance Communications, Inc. (a)	282,279	7,026
Oracle Corp.	818,434	25,772
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	81,800	$ 12,490
VMware, Inc. Class A (a)	38,538	3,728
		87,070
TOTAL INFORMATION TECHNOLOGY		385,477
MATERIALS - 3.7%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	66,537	5,503
Ashland, Inc.	80,246	5,746
Eastman Chemical Co.	123,006	7,013
LyondellBasell Industries NV Class A	117,203	6,055
Monsanto Co.	116,967	10,646
		34,963
Construction Materials - 0.3%
Lafarge SA (Bearer)	52,400	2,822
Metals & Mining - 0.4%
Commercial Metals Co.	376,054	4,964
TOTAL MATERIALS		42,749
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	114,279	7,188
Vodafone Group PLC sponsored ADR	204,600	5,830
		13,018
TOTAL COMMON STOCKS (Cost $889,480)		1,124,941
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	32,464,672	$ 32,465
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	463,650	464
TOTAL MONEY MARKET FUNDS (Cost $32,929)		32,929
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $922,409)		1,157,870
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,543
NET ASSETS - 100%		$ 1,159,413
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $960,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,232
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	340
Total	$ 378
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Schiff Nutrition International, Inc.	$ 17,446	$ -	$ 17,058	$ -	$ -
Total	$ 17,446	$ -	$ 17,058	$ -	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 188,240	$ 188,240	$ -	$ -
Consumer Staples	126,473	123,599	2,874	-
Energy	57,710	57,710	-	-
Financials	59,563	59,563	-	-
Health Care	145,279	145,257	22	-
Industrials	106,432	106,432	-	-
Information Technology	385,477	378,639	6,838	-
Materials	42,749	42,749	-	-
Telecommunication Services	13,018	13,018	-	-
Money Market Funds	32,929	32,929	-	-
Total Investments in Securities:	$ 1,157,870	$ 1,148,136	$ 9,734	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $927,085,000. Net unrealized appreciation aggregated $230,785,000, of which $237,285,000 related to appreciated investment securities and $6,500,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012